SHORT-TERM DEBTS	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBTS
SHORT-TERM DEBTS

9.     SHORT-TERM DEBTS

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Short-term bank and other borrowings (i)	14,000	6,000	920
Convertible loan ("CL") (ii)	24,568	2,232	342
Total	38,568	8,232	1,262

(i)   The short-term borrowings as of December 31, 2020 consisted of RMB 6,000 borrowings that had a fixed annual interest rate of 4.15% and are due on September 30, 2021. The short-term borrowings as of December 31, 2019 consisted of RMB8,000 and RMB6,000 borrowings that had fixed annual interest rates of 11% and 4.35%, respectively, and were fully repaid upon maturities in fiscal 2020. These borrowings are pledged by certain properties of the Group and the Founder, and guaranteed by the Founder. Interest expense recognized for short-term borrowings for the years ended December 31, 2019 and 2020 were RMB1,037 and RMB728(US$112), respectively.

(ii)  During April to August of 2018, the Group issued convertible loans(CL) with an aggregate principal amount of US$2,500 to Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”). The CL is originally due in one year and bears interest of 9% per annum if the conversion feature is not triggered. The CL is ultimately guaranteed by the Founder's personal assets. The convertible loans were fully repaid upon maturity in fiscal 2020.

On July 30, 2020, the Group issued convertible loans with an aggregate principal amount of US$265 to EMA Financial, LLC. (“EMC”). The CL is originally due in nine months and bears interest of 10% per annum if the conversion feature is not triggered. The CL is ultimately guaranteed by the Founder’s personal assets. The loan was converted into 54,642 shares on February 17, 2021.

Interest expense recognized for CL for the years ended December 31, 2019 and 2020 were RMB1,553 and RMB451(US$69), respectively.

Weighted average interest rate for the years ended December 31, 2019 and 2020 were 8.58% and 8.40%, respectively.

Conversion feature

Pursuant to the CL agreement, the conversion price with EMC is lower of the closing price of US$5.9 and 80% of the average trading price of common stock during 5 trading days immediately preceding conversion.

The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation.

For the years ended December 31, 2018 and 2019, the Group recognized an unrealized loss of RMB 784 and RMB 5,296, respectively, in other expense for the years ended December 31, 2018 and 2019, except for the fair value changes related to the Group’s own credit risks which are recognized in accumulated other comprehensive loss for the year ended December 31, 2019.

For the year ended December 31, 2020, the Group fully repaid the CL with Zhijun of RMB 17,261 ($2,645). Upon the repayment, the Group recognized other income of RMB 7,162  ($1,098) for the year ended December 31, 2020 and reversed in aggregated of RMB 108  ($15) of the fair value changes relating to the Group’s own credit risks previously recognized in the other comprehensive loss. For the year ended December 31, 2020, the Group recognized an unrealized loss of RMB 532 (US$82) from CL with EMC in other expense due to the change in the fair value during the year.

Modifications of CL

On April 26, 2019, the Group and Zhijun agreed to extend the term of the CL to October 31, 2019. No other terms of the CL were modified. On October 30, 2019 the Group and Zhijun agreed to further extend the term of the CL to April 30, 2020, and the conversion feature has also been changed as mentioned above. In accordance with ASC 470‑50, Debt, as the present value of cash flows under the term of the new debt instrument did not differ by more than 10% from the present value of the remaining cash flows under the term of the original debt instrument, the modification was accounted for prospectively as yield adjustments based on the revised terms.